LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Risk category of loans by class of loans
Loans	$ 120,470	$ 120,535
Pass
Risk category of loans by class of loans
Loans	105,927	105,452
Special Mention
Risk category of loans by class of loans
Loans	4,770	4,236
Substandard
Risk category of loans by class of loans
Loans	9,773	10,847
One-to-four-family
Risk category of loans by class of loans
Loans	97,301	94,253
One-to-four-family | Pass
Risk category of loans by class of loans
Loans	93,144	89,595
One-to-four-family | Special Mention
Risk category of loans by class of loans
Loans	201
One-to-four-family | Substandard
Risk category of loans by class of loans
Loans	3,956	4,658
Multi-family and commercial
Risk category of loans by class of loans
Loans	12,847	13,977
Multi-family and commercial | Pass
Risk category of loans by class of loans
Loans	2,606	3,588
Multi-family and commercial | Special Mention
Risk category of loans by class of loans
Loans	4,569	4,236
Multi-family and commercial | Substandard
Risk category of loans by class of loans
Loans	5,672	6,153
Home equity
Risk category of loans by class of loans
Loans	10,141	12,129
Home equity | Pass
Risk category of loans by class of loans
Loans	9,996	12,093
Home equity | Substandard
Risk category of loans by class of loans
Loans	145	36
Consumer and other
Risk category of loans by class of loans
Loans	181	176
Consumer and other | Pass
Risk category of loans by class of loans
Loans	$ 181	$ 176